Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds 98 .7%
Alabama 3.5%
Black Belt Energy Gas District
(a)
Revenue Bonds
Series A (Mandatory Put 10/01/2030)
01/01/2054 5.250% 9,000,000 9,418,645
Series A-1
10/01/2049 4.000% 6,500,000 6,528,210
Series D (Mandatory Put 11/01/2034)
03/01/2055 5.000% 2,000,000 2,071,878
Series E (Mandatory Put 05/01/2035)
12/01/2055 5.000% 2,500,000 2,585,175
Black Belt Energy Gas District
Revenue Bonds
Series C
06/01/2036 5.250% 2,000,000 2,102,324
County of Jefferson Sewer Revenue
Refunding Revenue Bonds
10/01/2041 5.250% 1,500,000 1,601,660
Energy Southeast A Cooperative District
Revenue Bonds
Series B
11/01/2033 5.000% 1,335,000 1,397,009
Southeast Alabama Gas Supply District
(a)
Refunding Revenue Bonds
Series A (Mandatory Put 04/01/2032)
08/01/2054 5.000% 3,000,000 3,139,219
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series D
09/01/2035 5.000% 5,000,000 5,296,179
Series E
10/01/2030 5.000% 10,000,000 10,599,807
UAB Medicine Finance Authority
Refunding Revenue Bonds
Series B2
09/01/2036 5.000% 2,340,000 2,358,621
09/01/2037 5.000% 2,030,000 2,044,964
09/01/2041 5.000% 1,020,000 1,025,786
Revenue Bonds
Series B
09/01/2044 4.000% 2,470,000 2,326,515
Total 52,495,992
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Arizona 3.9%
Arizona Industrial Development Authority
Revenue Bonds
Series A
07/15/2029 3.550% 525,000 512,291
11/01/2039 5.000% 930,000 986,669
11/01/2041 5.000% 760,000 798,192
07/15/2049 5.000% 4,025,000 3,591,448
Arizona Industrial Development Authority
(b)
Refunding Revenue Bonds
Series B
03/01/2037 5.000% 1,250,000 1,233,321
03/01/2042 5.000% 1,000,000 951,924
Revenue Bonds
Series A
12/15/2029 3.750% 290,000 285,860
07/15/2030 4.000% 325,000 323,613
07/15/2038 5.750% 1,750,000 1,750,717
12/15/2039 5.000% 400,000 395,763
07/15/2040 4.000% 925,000 843,079
12/15/2049 5.000% 700,000 635,927
07/15/2050 4.000% 4,300,000 3,483,176
Arizona State University
Revenue Bonds
Series A
07/01/2037 5.000% 7,800,000 8,127,069
Industrial Development Authority of the City of Phoenix Arizona
(b)
Revenue Bonds
Series A
07/01/2031 5.000% 3,000,000 3,000,812
La Paz County Industrial Development Authority
(b)
Revenue Bonds
Series A
02/15/2036 5.000% 2,800,000 2,800,500
02/15/2046 5.000% 1,000,000 963,964
La Paz County Industrial Development Authority
Revenue Bonds
Series A
02/15/2048 5.000% 2,000,000 1,911,263
Maricopa County Industrial Development Authority
(b)
Refunding Revenue Bonds
07/01/2047 5.000% 1,225,000 1,131,821
Series B
07/01/2039 5.000% 1,000,000 1,000,442

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Maricopa County Industrial Development Authority
(c)
Refunding Revenue Bonds
Series D
01/01/2038 5.000% 1,000,000 1,089,264
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
07/01/2035 5.000% 2,325,000 2,325,490
Series D
12/01/2041 5.000% 1,400,000 1,462,243
Revenue Bonds
07/01/2036 5.000% 750,000 737,896
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series A
01/01/2031 5.000% 2,780,000 3,016,338
01/01/2032 5.000% 850,000 933,523
01/01/2043 5.000% 3,000,000 3,172,643
Series C
01/01/2043 5.000% 8,370,000 9,009,610
Sierra Vista Industrial Development Authority
(b)
Revenue Bonds
06/15/2044 5.000% 1,675,000 1,522,550
Total 57,997,408
Arkansas 0.1%
City of Osceola
Revenue Bonds
AMT
04/01/2040 4.875% 1,250,000 1,229,452
California 8.8%
Alvord Unified School District
(d)
General Obligation Unlimited
Series B (AG)
08/01/2046 0.000% 1,150,000 1,433,805
Bay Area Toll Authority
(e)
Revenue Bonds
Series A
SIFMA Municipal Swap Index
+ 1.250%
04/01/2036 3.410% 5,000,000 5,005,682
California Community Choice Financing Authority
(a)
Revenue Bonds
Series B-1 (Mandatory Put 08/01/2029)
07/01/2053 5.000% 2,000,000 2,072,956
Series C (Mandatory Put 10/01/2033)
12/01/2055 5.000% 12,000,000 12,353,527
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Series A
08/15/2042 5.000% 1,000,000 949,254
Revenue Bonds
02/01/2034 5.000% 1,750,000 1,766,095
California Municipal Finance Authority
(b)
Refunding Revenue Bonds
Series A
11/01/2035 5.000% 2,500,000 2,593,165
California Municipal Finance Authority
Revenue Bonds
Series A
04/01/2037 5.000% 1,470,000 1,514,607
California School Finance Authority
(b)
Refunding Revenue Bonds
08/01/2036 5.000% 1,910,000 1,910,055
Revenue Bonds
Series A
08/01/2041 4.000% 500,000 445,565
California State Public Works Board
Refunding Revenue Bonds
Series C
09/01/2037 5.000% 4,800,000 5,253,924
09/01/2038 5.000% 1,000,000 1,088,115
California Statewide Communities Development Authority
Revenue Bonds
01/01/2038 5.000% 3,000,000 3,059,887
Series A
05/15/2033 5.000% 1,350,000 1,363,966
05/15/2034 5.000% 1,000,000 1,009,645
05/15/2035 5.000% 2,200,000 2,219,387
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Series A
AMT
05/15/2039 5.250% 2,000,000 2,139,578
05/15/2040 5.250% 1,320,000 1,406,165
Series C
AMT
05/15/2029 5.000% 2,060,000 2,167,072
Revenue Bonds
Series C
AMT
05/15/2030 5.000% 5,000,000 5,322,200
City of Tulare Sewer Revenue
Refunding Revenue Bonds
11/15/2030 5.000% 1,910,000 1,912,760

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/15/2031 5.000% 1,000,000 1,001,425
11/15/2032 5.000% 1,610,000 1,612,266
City of Upland
Refunding Certificate Participation
01/01/2035 4.000% 1,000,000 989,590
Escondido Union High School District
(f)
General Obligation Unlimited
Series A (AG)
08/01/2031 0.000% 480,000 406,675
Escondido Union High School District
(a)
General Obligation Unlimited
08/01/2032 5.450% 1,250,000 1,252,738
Fresno Unified School District
Refunding General Obligation Unlimited
Series A (NPFG)
08/01/2026 6.000% 25,000 25,000
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/27 Revenue Bonds
Series A-1
06/01/2028 5.000% 1,000,000 1,020,007
06/01/2029 5.000% 1,000,000 1,020,007
Hartnell Community College District
(f)
Refunding General Obligation Unlimited
Series A
08/01/2035 0.000% 2,650,000 1,811,232
Lakeside Union School District/Kern County
(f),(g)
Prerefunded 09/01/27 General Obligation Unlimited
Series A (AG)
09/01/2027 0.000% 5,000 4,855
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series A (BAM)
07/01/2042 5.000% 500,000 529,203
Series C
07/01/2036 5.000% 2,000,000 2,186,097
Los Angeles Department of Water & Power Water System
Revenue
Refunding Revenue Bonds
Series A
01/01/2030 5.000% 1,250,000 1,314,544
Series B
07/01/2034 5.000% 1,000,000 1,099,767
M-S-R Energy Authority
Revenue Bonds
Series A
11/01/2039 6.500% 4,940,000 5,825,494
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series A
AMT
03/01/2041 5.000% 1,000,000 1,004,443
Series B
03/01/2042 5.000% 1,665,000 1,676,431
Pasadena Public Financing Authority
(f)
Revenue Bonds
Series A
03/01/2029 0.000% 2,000,000 1,857,699
Pico Rivera Water Authority
Revenue Bonds
Series A (NPFG)
05/01/2029 5.500% 1,070,000 1,106,827
Rancho Santiago Community College District
(f)
General Obligation Unlimited
Series C (AG)
09/01/2031 0.000% 28,000,000 23,799,489
San Francisco City & County Airport Commission-San Francisco
International Airport
Refunding Revenue Bonds
Series SECOND
AMT
05/01/2040 5.250% 3,500,000 3,766,255
05/01/2041 5.250% 3,360,000 3,593,810
Revenue Bonds
Series E
AMT
05/01/2045 5.000% 13,500,000 13,702,118
San Jose Unified School District
(f)
General Obligation Unlimited
Series C (NPFG)
08/01/2027 0.000% 1,495,000 1,457,863
Southern California Public Power Authority
(a)
Revenue Bonds
Series A (Mandatory Put 09/01/2030)
04/01/2055 5.000% 1,000,000 1,037,461
State of California
Refunding General Obligation Unlimited
03/01/2033 5.000% 1,000,000 1,118,160
Total 131,206,866
Colorado 3.3%
Arapahoe County School District No. 5 Cherry Creek
General Obligation Unlimited
12/15/2045 5.250% 1,700,000 1,868,176

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Arkansas River Power Authority
Refunding Revenue Bonds
Series A
10/01/2038 5.000% 2,250,000 2,277,903
City & County of Denver Airport System Revenue
Refunding Revenue Bonds
Series A
AMT
11/15/2030 5.000% 5,010,000 5,113,244
Series B
AMT
11/15/2040 5.500% 1,250,000 1,355,141
11/15/2041 5.500% 1,000,000 1,080,936
Series D
AMT
11/15/2039 5.750% 2,250,000 2,460,990
City & County of Denver Pledged Excise Tax Revenue
Revenue Bonds
Series A-1
08/01/2041 5.000% 4,000,000 4,003,540
City of Colorado Springs Utilities System Revenue
Revenue Bonds
Series A
11/15/2039 5.000% 1,250,000 1,365,148
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series B
12/01/2035 5.000% 5,200,000 5,810,926
Colorado Health Facilities Authority
Refunding Revenue Bonds
Series A-1
08/01/2044 4.000% 2,000,000 1,822,378
Series A-2
08/01/2049 4.000% 2,265,000 1,950,753
Prerefunded 09/01/30 Revenue Bonds
Series A
09/01/2045 4.000% 1,000,000 1,042,734
09/01/2050 4.000% 1,500,000 1,564,101
Prerefunded 06/01/27 Revenue Bonds
Series R
06/01/2030 5.000% 2,000,000 2,036,209
06/01/2047 5.000% 1,000,000 1,018,105
Colorado State University Research Foundation
(b)
Revenue Bonds
Series A
03/01/2040 5.000% 1,500,000 1,507,295
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Denver City & County School District No. 1
General Obligation Unlimited
12/01/2039 5.000% 5,000,000 5,262,040
Series A (ST AID WITHHLDG)
12/01/2036 5.250% 3,500,000 3,972,054
E-470 Public Highway Authority
(f)
Refunding Revenue Bonds
Series A-2
09/01/2037 0.000% 1,325,000 833,489
University of Colorado
Revenue Bonds
Series A
06/01/2036 5.000% 2,500,000 2,806,141
Total 49,151,303
Connecticut 1.9%
Aquarion Water Authority
(f)
Revenue Bonds
Series E (BAM)
08/01/2043 0.000% 500,000 226,695
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Series S
07/01/2029 5.000% 1,000,000 1,040,514
State of Connecticut
General Obligation Unlimited
Series A
04/15/2034 5.000% 3,000,000 3,036,613
04/15/2036 5.000% 2,200,000 2,289,917
09/15/2044 5.000% 2,500,000 2,672,378
Series F
11/15/2032 5.000% 5,000,000 5,520,710
11/15/2038 5.000% 2,000,000 2,144,140
State of Connecticut Special Tax Revenue
Revenue Bonds
Series A
05/01/2040 5.000% 2,130,000 2,221,450
Series A-2
07/01/2035 5.000% 2,580,000 2,883,333
University of Connecticut
Revenue Bonds
Series A
01/15/2033 5.000% 4,000,000 4,033,713
11/01/2036 5.000% 1,485,000 1,546,178
Total 27,615,641

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Delaware 0.1%
Delaware River & Bay Authority
Refunding Revenue Bonds
Series B
01/01/2041 5.000% 735,000 779,712
01/01/2042 5.000% 1,280,000 1,354,260
Total 2,133,972
District of Columbia 2.3%
District of Columbia
Refunding Revenue Bonds
07/15/2030 5.000% 3,000,000 3,013,210
General Obligation Unlimited
Series A
01/01/2039 5.000% 1,000,000 1,067,793
Revenue Bonds
07/01/2044 4.000% 3,480,000 3,073,564
District of Columbia Income Tax Revenue
Revenue Bonds
Series A
05/01/2041 5.000% 4,000,000 4,244,711
Metropolitan Washington Airports Authority Aviation Revenue
Refunding Revenue Bonds
Series A
AMT
10/01/2037 5.000% 5,000,000 5,139,245
10/01/2039 5.250% 1,400,000 1,480,098
10/01/2043 5.250% 7,190,000 7,557,698
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue
(f)
Revenue Bonds
10/01/2026 0.000% 5,000,000 4,976,497
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue
Refunding Revenue Bonds
Series B
10/01/2049 4.000% 3,000,000 2,583,021
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series A
10/01/2030 5.000% 1,500,000 1,533,685
Total 34,669,522
Florida 5.0%
Capital Trust Authority
Revenue Bonds
Series A
12/01/2042 4.750% 1,475,000 1,499,712
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Central Florida Expressway Authority
Refunding Revenue Bonds
07/01/2041 4.000% 4,000,000 3,751,763
City of Atlantic Beach
Revenue Bonds
Series A
11/15/2043 5.000% 1,085,000 1,087,356
11/15/2048 5.000% 1,750,000 1,712,127
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
10/01/2028 5.250% 1,250,000 1,314,916
City of Orlando Tourist Development Tax Revenue
Refunding Revenue Bonds
Series A (AG)
11/01/2035 5.000% 2,270,000 2,308,891
City of Tampa
(f)
Revenue Bonds
Series A
09/01/2034 0.000% 650,000 468,465
County of Broward Port Facilities Revenue
Revenue Bonds
AMT
09/01/2041 5.250% 845,000 891,101
09/01/2042 5.250% 1,000,000 1,053,375
09/01/2043 5.250% 750,000 789,606
County of Miami-Dade Aviation Revenue
Refunding Revenue Bonds
Series A
AMT
10/01/2035 5.000% 4,400,000 4,745,473
Revenue Bonds
Series A
AMT
10/01/2044 4.000% 1,000,000 900,571
County of Miami-Dade Seaport Department
Refunding Revenue Bonds
Series A
AMT
10/01/2039 5.000% 3,000,000 3,098,532
County of Osceola Transportation Revenue
(f)
Refunding Revenue Bonds
Series A-2
10/01/2030 0.000% 1,200,000 1,011,988
10/01/2034 0.000% 1,850,000 1,288,326
Florida Municipal Power Agency
Refunding Revenue Bonds
Series A
10/01/2035 5.000% 1,400,000 1,530,805

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Greater Orlando Aviation Authority
Revenue Bonds
AMT
11/01/2035 5.250% 3,000,000 3,160,050
10/01/2040 5.250% 5,765,000 6,150,412
Halifax Hospital Medical Center
Refunding Revenue Bonds
06/01/2027 5.000% 1,295,000 1,296,710
Hillsborough County Aviation Authority
Revenue Bonds
Series A
AMT
10/01/2048 5.000% 3,000,000 3,002,637
Series B
AMT
10/01/2041 5.250% 4,225,000 4,505,273
Miami-Dade County Industrial Development Authority
Revenue Bonds
06/15/2041 5.000% 675,000 688,205
Monroe County School District
Certificate Participation
Series A
06/01/2034 5.000% 1,000,000 1,012,761
Orange County School Board
Prerefunded 08/01/26 Certificate Participation
Series C
08/01/2033 5.000% 5,000,000 5,000,000
Palm Beach County Health Facilities Authority
Revenue Bonds
Series B
05/15/2036 5.000% 2,550,000 2,560,430
05/15/2037 5.000% 2,500,000 2,508,046
Polk County Industrial Development Authority
Refunding Revenue Bonds
Series A
01/01/2029 5.000% 320,000 325,230
01/01/2049 5.000% 1,000,000 958,314
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
01/01/2030 5.000% 750,000 752,080
01/01/2031 5.000% 935,000 937,183
01/01/2032 5.000% 1,100,000 1,102,332
Sarasota County Public Hospital District
Revenue Bonds
07/01/2041 5.000% 5,000,000 5,079,702
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/15/2041 4.000% 500,000 439,006
12/15/2046 4.000% 500,000 409,700
12/15/2050 4.000% 500,000 388,139
Sterling Hill Community Development District
Special Assessment
Series B
11/01/2010 5.500% 137,787 52,359
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Series A
10/15/2044 5.000% 5,850,000 6,008,278
Total 73,789,854
Georgia 2.9%
City of Atlanta Department of Aviation
Revenue Bonds
Series B
AMT
07/01/2041 5.250% 1,770,000 1,890,545
07/01/2042 5.250% 950,000 1,011,117
City of Atlanta Water & Wastewater Revenue
Prerefunded 11/01/27 Revenue Bonds
Series B
11/01/2043 5.000% 2,805,000 2,882,428
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
03/01/2027 5.000% 315,000 110,250
03/01/2037 5.000% 2,500,000 875,000
03/01/2052 5.125% 2,925,000 1,023,750
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Series A
02/15/2036 5.000% 1,500,000 1,510,364
02/15/2037 5.000% 2,000,000 2,012,746
02/15/2040 4.000% 7,000,000 6,624,027
02/15/2042 5.000% 3,000,000 3,010,688
Main Street Natural Gas, Inc.
Revenue Bonds
Series A
05/15/2030 5.000% 2,750,000 2,836,558
05/15/2031 5.000% 4,000,000 4,111,278
Main Street Natural Gas, Inc.
(a)
Revenue Bonds
Series A (Mandatory Put 06/01/2032)
06/01/2055 5.000% 13,760,000 14,600,857
Total 42,499,608

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Guam 0.2%
Territory of Guam
(h)
Refunding Revenue Bonds
Series A
12/01/2032 5.000% 1,310,000 1,311,934
12/01/2033 5.000% 1,000,000 1,001,240
Total 2,313,174
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Series A
10/01/2031 3.800% 2,100,000 2,081,678
Illinois 11.8%
Chicago Board of Education Dedicated Capital Improvement Tax
Revenue Bonds
04/01/2042 5.000% 1,500,000 1,490,763
04/01/2046 5.000% 1,250,000 1,224,117
04/01/2046 6.000% 1,500,000 1,516,554
Chicago Housing Authority
Revenue Bonds
Series A (HUD)
01/01/2037 5.000% 2,500,000 2,535,498
Chicago O'Hare International Airport
Refunding Revenue Bonds
Series A
AMT
01/01/2037 5.000% 1,200,000 1,227,698
01/01/2038 5.000% 4,250,000 4,339,262
01/01/2039 5.000% 1,250,000 1,271,824
Series C
AMT
01/01/2033 5.000% 2,000,000 2,161,445
01/01/2038 5.000% 1,000,000 1,042,999
01/01/2039 5.000% 1,215,000 1,259,838
01/01/2040 5.000% 1,770,000 1,827,313
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Series A
12/01/2050 4.000% 3,000,000 2,604,993
Revenue Bonds
Series A
12/01/2041 5.000% 1,000,000 1,063,498
City of Chicago
Refunding General Obligation Unlimited
Series A
01/01/2028 5.000% 4,075,000 4,136,805
01/01/2038 6.000% 10,000,000 10,043,024
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
General Obligation Unlimited
Series A
01/01/2040 5.000% 2,265,000 2,212,383
01/01/2044 5.000% 5,875,000 5,602,985
City of Chicago
(g)
Prerefunded 01/01/28 General Obligation Unlimited
Series A
01/01/2028 5.000% 1,925,000 1,983,647
City of Chicago Wastewater Transmission Revenue
Refunding Revenue Bonds
Series B
01/01/2032 5.000% 2,000,000 2,013,459
01/01/2033 5.000% 2,500,000 2,515,889
01/01/2035 5.000% 3,310,000 3,329,270
City of Chicago Waterworks Revenue
Refunding Revenue Bonds
11/01/2027 5.000% 3,750,000 3,770,286
Revenue Bonds
Series A-1
11/01/2027 5.000% 1,000,000 1,005,410
11/01/2028 5.000% 1,000,000 1,005,410
11/01/2029 5.000% 1,000,000 1,005,410
Cook County School District No. 144 Prairie Hills
(f)
Refunding General Obligation Unlimited
Series C (AG)
12/01/2028 0.000% 2,830,000 2,617,925
12/01/2029 0.000% 2,580,000 2,297,110
Cook County School District No. 83 Mannheim
General Obligation Limited
Series A
06/01/2033 5.625% 2,830,000 3,070,455
County of Cook
Refunding General Obligation Unlimited
Series A
11/15/2028 5.000% 3,150,000 3,169,687
11/15/2031 5.000% 2,750,000 2,763,653
County of Cook Sales Tax Revenue
Refunding Revenue Bonds
11/15/2035 5.250% 1,520,000 1,554,577
11/15/2036 5.250% 3,000,000 3,065,154
Illinois Finance Authority
(a),(b)
Revenue Bonds
AMT
12/01/2043 4.800% 1,000,000 1,015,077
Illinois Finance Authority
Refunding Revenue Bonds
12/01/2037 5.000% 1,000,000 1,002,057
12/01/2047 5.000% 1,000,000 950,887

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series A
11/15/2026 5.000% 1,000,000 1,001,307
05/15/2043 5.000% 5,000,000 5,058,356
Series B
04/01/2038 5.250% 1,900,000 2,076,875
04/01/2039 5.250% 2,085,000 2,263,504
Prerefunded 01/01/28 Revenue Bonds
Series A
01/01/2044 5.000% 5,000,000 5,155,841
Prerefunded 01/01/27 Revenue Bonds
Series A
01/01/2036 5.000% 2,000,000 2,018,371
Revenue Bonds
Series A
10/01/2049 5.000% 1,250,000 1,261,402
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series A (AG)
02/01/2034 5.000% 5,000,000 5,525,907
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series A
01/01/2031 5.000% 500,000 523,090
12/01/2031 4.000% 5,000,000 5,002,484
12/01/2032 5.000% 7,790,000 7,800,403
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Series A
01/01/2029 5.000% 1,000,000 1,028,285
01/01/2030 5.000% 3,450,000 3,607,416
01/01/2031 5.000% 2,000,000 2,050,879
Series C
01/01/2043 5.250% 5,000,000 5,110,273
Southwestern Illinois Development Authority
Revenue Bonds
Series B
10/15/2029 5.000% 1,780,000 1,782,978
State of Illinois
Refunding General Obligation Unlimited
Series A
10/01/2029 5.000% 2,400,000 2,491,369
Series B
10/01/2027 5.000% 2,300,000 2,354,162
10/01/2029 5.000% 5,000,000 5,191,413
General Obligation Unlimited
05/01/2030 5.500% 1,500,000 1,570,595
11/01/2030 5.000% 1,000,000 1,003,800
05/01/2039 5.500% 4,000,000 4,201,906
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
05/01/2045 5.750% 2,000,000 2,093,607
Series A
03/01/2039 4.000% 3,200,000 3,061,175
Series B
11/01/2034 4.000% 5,000,000 4,980,288
05/01/2040 5.250% 1,690,000 1,777,619
State of Illinois Sales Tax Revenue
Revenue Bonds
Series B
06/15/2034 5.000% 5,000,000 5,122,549
Series C
06/15/2041 5.000% 5,000,000 5,229,583
Total 174,041,799
Indiana 0.8%
Indiana Finance Authority
Revenue Bonds
11/15/2038 5.000% 2,000,000 2,023,725
Series A
11/15/2046 5.250% 2,500,000 2,502,091
Series B
11/01/2030 3.000% 905,000 879,495
Series C
11/01/2030 3.000% 1,815,000 1,763,849
Indiana Municipal Power Agency
Refunding Revenue Bonds
Series A
01/01/2042 5.000% 2,400,000 2,562,674
Purdue University
Refunding Revenue Bonds
Series A
07/01/2036 5.000% 2,500,000 2,777,208
Total 12,509,042
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Series A
05/15/2036 5.000% 4,065,000 4,065,905
05/15/2043 5.000% 1,000,000 998,488
03/01/2048 5.000% 1,250,000 1,202,004
Total 6,266,397
Kansas 0.1%
Wyandotte County-Kansas City Unified Government
(b)
Revenue Bonds
03/01/2041 4.750% 2,000,000 1,935,752

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Kentucky 1.9%
Kentucky Bond Development Corp.
Revenue Bonds
Series A
10/31/2045 5.250% 1,000,000 1,057,666
Kentucky Economic Development Finance Authority
Revenue Bonds
Series B
08/15/2041 5.000% 3,500,000 3,530,407
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series A (NPFG)
09/01/2029 5.000% 4,000,000 4,000,000
Kentucky Public Energy Authority
(a)
Refunding Revenue Bonds
Series A (Mandatory Put 12/01/2029)
06/01/2055 5.250% 5,600,000 5,888,300
Series A-1 (Mandatory Put 02/01/2032)
04/01/2054 5.250% 5,000,000 5,277,806
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Series A
10/01/2030 5.000% 1,300,000 1,304,611
10/01/2031 5.000% 3,500,000 3,512,413
Paducah Electric Plant Board
Refunding Revenue Bonds
Series A (AG)
10/01/2027 5.000% 2,000,000 2,006,766
10/01/2028 5.000% 1,850,000 1,856,258
Total 28,434,227
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series A
07/01/2043 5.000% 3,500,000 3,539,664
Maryland 1.3%
County of Anne Arundel
General Obligation Limited
10/01/2031 5.000% 3,500,000 3,710,076
Maryland Economic Development Corp.
Tax Allocation
09/01/2030 3.250% 395,000 381,409
Maryland State Transportation Authority
Refunding Revenue Bonds
Series A
07/01/2041 5.000% 5,000,000 5,368,817
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
State of Maryland
Refunding General Obligation Unlimited
Series B
08/01/2026 5.000% 10,000,000 10,000,000
Total 19,460,302
Massachusetts 3.7%
Commonwealth of Massachusetts
Refunding General Obligation Limited
Series C
08/01/2040 5.000% 5,000,000 5,350,658
General Obligation Limited
Series A
01/01/2035 5.000% 10,000,000 10,242,316
01/01/2037 5.000% 850,000 880,347
01/01/2039 5.000% 3,960,000 4,082,467
05/01/2040 5.000% 870,000 929,901
Massachusetts Bay Transportation Authority Sales Tax Revenue
(f)
Refunding Revenue Bonds
Series A
07/01/2029 0.000% 3,500,000 3,192,976
Massachusetts Development Finance Agency
Refunding Revenue Bonds
01/01/2040 5.250% 535,000 556,823
01/01/2042 5.250% 450,000 462,351
Series A
01/01/2034 5.000% 1,000,000 1,009,455
Series B
07/01/2037 5.000% 1,400,000 1,400,900
Series B-1
10/01/2038 5.000% 3,000,000 3,285,065
Revenue Bonds
10/01/2032 5.000% 1,300,000 1,301,874
10/01/2036 5.000% 4,600,000 4,603,432
Massachusetts Development Finance Agency
(b)
Refunding Revenue Bonds
10/01/2032 4.000% 2,000,000 1,995,469
10/01/2037 5.000% 500,000 503,221
10/01/2047 5.000% 500,000 494,086
Revenue Bonds
11/15/2033 5.000% 975,000 999,211
Series A
07/01/2041 5.250% 750,000 769,894
07/01/2044 5.000% 500,000 497,153
Massachusetts Development Finance Agency
(c)
Refunding Revenue Bonds
Series R
12/01/2044 5.000% 890,000 916,904

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Massachusetts Development Finance Agency
(a)
Revenue Bonds
Series A-2 (Mandatory Put 11/15/2035)
05/15/2055 5.000% 4,510,000 5,035,674
Massachusetts Port Authority
Refunding Revenue Bonds
Series A
AMT
07/01/2040 5.000% 4,000,000 4,086,408
Series B
AMT
07/01/2042 5.250% 1,500,000 1,612,438
Total 54,209,023
Michigan 1.7%
Great Lakes Water Authority Sewage Disposal System Revenue
Refunding Revenue Bonds
Series B
07/01/2029 5.000% 3,600,000 3,809,420
Michigan Finance Authority
Refunding Revenue Bonds
11/15/2041 5.000% 1,000,000 1,002,914
Revenue Bonds
Series A
02/15/2044 4.000% 4,000,000 3,654,162
Michigan State Housing Development Authority
Revenue Bonds
Series A
12/01/2039 4.100% 4,025,000 3,830,091
Michigan State University
Refunding Revenue Bonds
Series A
08/15/2040 5.000% 5,550,000 5,929,536
Michigan Strategic Fund
Revenue Bonds
AMT
12/31/2043 5.000% 3,400,000 3,418,462
Wayne County Airport Authority
Revenue Bonds
Series A
12/01/2036 5.000% 3,205,000 3,315,314
Total 24,959,899
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
05/01/2029 5.000% 2,720,000 2,738,204
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Duluth Economic Development Authority
Refunding Revenue Bonds
Series A
07/01/2036 4.000% 3,000,000 2,781,136
02/15/2043 5.000% 1,000,000 1,007,977
Housing & Redevelopment Authority of The City of St. Paul
Minnesota
Refunding Revenue Bonds
Series A
11/15/2029 5.000% 1,050,000 1,067,575
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue Bonds
Series B
AMT
01/01/2042 5.250% 5,000,000 5,271,888
Watertown-Mayer Independent School District No. 111
(f)
General Obligation Unlimited
Series A (SD CRED PROG)
02/01/2030 0.000% 2,475,000 2,145,080
Woodbury Housing & Redevelopment Authority
Revenue Bonds
12/01/2034 5.000% 1,000,000 1,000,300
Total 16,012,160
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Series A
01/01/2039 4.000% 1,500,000 1,412,841
01/01/2040 4.000% 1,100,000 1,022,080
State of Mississippi Gaming Tax Revenue
Revenue Bonds
Series A
10/15/2036 5.000% 3,395,000 3,483,449
Series E
10/15/2029 5.000% 3,500,000 3,505,228
Total 9,423,598
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
11/15/2034 5.000% 3,000,000 3,003,089
Series A
02/15/2044 4.000% 2,000,000 1,796,156
02/15/2049 4.000% 2,500,000 2,129,271
Kansas City Industrial Development Authority
Revenue Bonds
Series A
AMT

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2044 5.000% 2,000,000 2,012,987
Lees Summit Industrial Development Authority
Revenue Bonds
Series A
08/15/2036 5.000% 1,100,000 1,100,166
08/15/2051 5.000% 2,405,000 2,252,968
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
09/01/2048 5.000% 1,000,000 979,844
Total 13,274,481
Nebraska 1.6%
Central Plains Energy Project
(a)
Revenue Bonds
Series A-1 (Mandatory Put 08/01/2031)
08/01/2055 5.000% 3,000,000 3,156,708
City of Lincoln Electric System Revenue
Revenue Bonds
09/01/2044 5.000% 2,435,000 2,605,032
Nebraska Public Power District
Refunding Revenue Bonds
Series A
01/01/2044 5.000% 1,250,000 1,322,593
Omaha Public Power District
Revenue Bonds
Series A
02/01/2038 5.000% 1,200,000 1,295,072
Series B
02/01/2043 5.000% 10,540,000 11,267,683
02/01/2044 5.000% 3,800,000 4,038,968
Total 23,686,056
Nevada 0.8%
Carson City
Refunding Revenue Bonds
Series A
09/01/2031 5.000% 1,000,000 1,010,838
09/01/2033 5.000% 1,000,000 1,009,212
County of Clark
Revenue Bonds
07/01/2039 5.000% 5,000,000 5,347,769
County of Clark Department of Aviation
Refunding Revenue Bonds
Series A-2
07/01/2040 5.000% 4,000,000 4,043,402
State of Nevada Department of Business & Industry
(b)
Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/15/2029 4.500% 255,000 255,013
Total 11,666,234
New Hampshire 0.1%
New Hampshire Business Finance Authority
(b),(f)
Revenue Bonds
12/15/2034 0.000% 1,430,000 824,207
New Jersey 5.2%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series BBB
06/15/2030 5.500% 2,500,000 2,524,935
Revenue Bonds
Series A
11/01/2036 5.000% 5,000,000 5,197,114
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 1-B
AMT
12/01/2034 5.000% 2,570,000 2,746,790
Series A
AMT
12/01/2034 5.000% 1,475,000 1,576,465
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series A
06/15/2030 5.000% 1,000,000 1,001,101
06/15/2031 5.000% 1,000,000 1,001,038
12/15/2033 5.000% 3,000,000 3,153,757
12/15/2034 5.000% 1,500,000 1,551,658
Series AA
06/15/2041 5.250% 1,000,000 1,086,041
Revenue Bonds
Series AA
06/15/2037 5.000% 6,965,000 7,336,606
06/15/2038 4.000% 1,000,000 973,154
06/15/2038 5.000% 1,700,000 1,851,253
Series BB
06/15/2036 4.000% 1,000,000 999,919
06/15/2044 4.000% 2,500,000 2,307,670
06/15/2050 4.000% 3,500,000 3,189,812
Series CC
06/15/2035 5.000% 4,250,000 4,686,531
New Jersey Transportation Trust Fund Authority
(f)
Revenue Bonds
Series C (AG)
12/15/2032 0.000% 5,000,000 4,000,871

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series C
01/01/2042 5.000% 7,000,000 7,449,762
Series E
01/01/2029 5.000% 1,500,000 1,546,526
Revenue Bonds
Series A-1
01/01/2044 5.000% 5,000,000 5,364,624
Series B
01/01/2034 5.000% 6,430,000 7,137,757
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series A
06/01/2031 5.000% 2,750,000 2,825,534
06/01/2032 5.000% 2,000,000 2,051,002
06/01/2033 5.000% 1,500,000 1,535,603
06/01/2034 5.000% 2,000,000 2,049,217
06/01/2046 5.250% 2,440,000 2,445,020
Total 77,589,760
New Mexico 0.1%
City of Santa Fe
Revenue Bonds
Series A
05/15/2044 5.000% 1,350,000 1,323,489
County of Bernalillo Gross Receipts Tax Revenue
Refunding Revenue Bonds
04/01/2027 5.250% 145,000 147,200
Total 1,470,689
New York 9.4%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Series A
06/01/2035 5.000% 1,000,000 1,005,473
Revenue Bonds
Series A
08/01/2037 5.000% 1,300,000 1,303,223
08/01/2047 5.000% 1,000,000 975,841
Build NYC Resource Corp.
(b)
Revenue Bonds
Series B
06/01/2036 5.000% 3,000,000 3,076,114
Build NYC Resource Corp.
Revenue Bonds
AMT
07/01/2042 5.500% 1,135,000 1,203,954
07/01/2043 5.500% 730,000 771,278
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of New York
General Obligation Unlimited
Series E1
04/01/2043 5.250% 6,000,000 6,352,972
Series E-1
03/01/2034 5.250% 3,000,000 3,096,499
03/01/2035 5.250% 2,500,000 2,577,296
03/01/2037 5.000% 1,120,000 1,146,534
Empire State Development Corp.
Revenue Bonds
Series A
03/15/2035 5.000% 5,000,000 5,568,553
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series A
02/15/2034 5.000% 5,000,000 5,049,560
Long Island Power Authority
Refunding Revenue Bonds
Series A
09/01/2041 5.000% 1,575,000 1,680,469
Revenue Bonds
Series E
09/01/2037 5.000% 900,000 981,464
09/01/2038 5.000% 1,500,000 1,626,220
Long Island Power Authority
(c)
Refunding Revenue Bonds
Series B
09/01/2039 5.000% 1,585,000 1,731,679
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series C-1
11/15/2034 5.000% 1,815,000 1,862,293
Revenue Bonds
Series C-1
11/15/2036 5.000% 2,325,000 2,332,942
New York City Transitional Finance Authority Future Tax Secured
Revenue
Revenue Bonds
Series A
11/01/2039 5.000% 5,000,000 5,413,486
Series A-1
08/01/2036 5.000% 5,555,000 5,714,776
Series B-1
08/01/2034 5.000% 4,000,000 4,000,000
Series F-1
02/01/2037 5.000% 5,000,000 5,444,417
05/01/2038 5.000% 4,000,000 4,041,675

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York Energy Finance Development Corp.
(a)
Revenue Bonds
07/01/2056 5.000% 2,900,000 2,948,592
New York Power Authority
Revenue Bonds
Series A (AG)
11/15/2039 5.250% 400,000 442,129
New York State Dormitory Authority
Refunding Revenue Bonds
07/01/2032 5.000% 395,000 434,504
Series 1
07/01/2035 4.000% 1,500,000 1,505,942
Series A
05/01/2031 5.000% 6,750,000 7,289,122
03/15/2037 5.250% 1,695,000 1,759,227
03/15/2041 5.000% 5,000,000 5,313,959
Series B
03/15/2033 5.000% 3,250,000 3,625,163
Series C
03/15/2036 5.000% 995,000 1,112,220
Prerefunded 09/15/35 Revenue Bonds
Series C
03/15/2036 5.000% 5,000 5,624
New York State Thruway Authority
Refunding Revenue Bonds
Series A
01/01/2038 5.000% 500,000 555,522
Series P
01/01/2038 5.000% 2,200,000 2,385,590
01/01/2041 5.000% 1,000,000 1,064,061
New York Transportation Development Corp.
Revenue Bonds
AMT
04/01/2035 6.000% 2,500,000 2,755,346
10/01/2035 5.000% 6,000,000 6,226,477
06/30/2039 5.500% 1,000,000 1,045,670
06/30/2040 5.250% 1,125,000 1,170,478
06/30/2040 5.500% 1,150,000 1,199,039
06/30/2040 6.000% 500,000 550,451
06/30/2041 5.250% 1,580,000 1,636,854
10/01/2045 4.375% 1,500,000 1,414,876
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 234
AMT
08/01/2039 5.000% 2,000,000 2,086,035
Series 238
AMT
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/15/2038 5.000% 4,300,000 4,536,280
Series 242
AMT
12/01/2038 5.000% 1,400,000 1,478,472
State of New York
General Obligation Unlimited
Series B
03/15/2039 5.000% 2,155,000 2,360,152
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series A
11/15/2038 5.000% 1,000,000 1,074,767
Series A-2
11/15/2035 5.000% 3,500,000 3,949,349
Series C
11/15/2040 5.250% 1,000,000 1,095,777
Revenue Bonds
Series A
12/01/2036 5.000% 1,425,000 1,592,699
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Revenue Bonds
Series A
05/15/2040 5.000% 875,000 932,403
Series A-1
05/15/2039 5.000% 1,500,000 1,620,479
05/15/2040 5.000% 1,750,000 1,879,347
05/15/2041 5.000% 2,500,000 2,677,856
TSASC, Inc.
Refunding Revenue Bonds
Series A
06/01/2036 5.000% 1,000,000 1,008,300
06/01/2041 5.000% 1,000,000 1,004,651
Westchester County Local Development Corp.
Revenue Bonds
07/01/2035 5.000% 1,500,000 1,604,518
Total 140,298,649
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
Series A (HUD)
10/01/2034 5.000% 2,325,000 2,331,447
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series A
07/01/2029 4.000% 1,970,000 1,974,470
Series C
10/01/2031 4.000% 1,000,000 1,000,083

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
Series A
10/01/2045 4.000% 660,000 576,326
10/01/2045 5.000% 1,500,000 1,492,776
North Carolina Turnpike Authority
Revenue Bonds
01/01/2049 5.000% 1,500,000 1,507,792
University of North Carolina at Greensboro
Refunding Revenue Bonds
04/01/2035 4.000% 1,200,000 1,203,694
04/01/2036 4.000% 1,000,000 1,002,327
University of North Carolina at Wilmington
Refunding Revenue Bonds
06/01/2031 4.000% 2,040,000 2,040,447
Total 13,129,362
Ohio 1.2%
American Municipal Power, Inc.
Refunding Revenue Bonds
Series A
02/15/2036 5.000% 500,000 550,200
02/15/2042 5.000% 945,000 995,896
Columbus Regional Airport Authority
Refunding Revenue Bonds
Series A
AMT
01/01/2036 5.000% 3,510,000 3,762,787
01/01/2042 5.250% 4,175,000 4,412,422
County of Franklin
Refunding Revenue Bonds
Series C
07/01/2029 5.000% 1,440,000 1,440,760
County of Miami
Refunding Revenue Bonds
08/01/2045 5.000% 2,220,000 2,245,866
State of Ohio
General Obligation Unlimited
Series A
03/01/2037 5.000% 1,000,000 1,088,594
03/01/2038 5.000% 1,500,000 1,623,793
03/01/2039 5.000% 2,000,000 2,152,089
Total 18,272,407
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
10/01/2038 5.000% 1,000,000 1,077,899
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Tulsa County Industrial Authority
Refunding Revenue Bonds
11/15/2037 5.250% 2,750,000 2,766,963
11/15/2045 5.250% 250,000 249,839
Total 4,094,701
Oregon 0.9%
Lincoln County School District
(a)
General Obligation Unlimited
06/15/2035 5.000% 1,000,000 1,124,965
Multnomah & Clackamas Counties School District No. 10JT
Gresham-Barlow
(f)
General Obligation Unlimited
Series A (SCH BD GTY)
06/15/2033 0.000% 7,160,000 5,413,419
Oregon State Lottery
Refunding Revenue Bonds
Series A
04/01/2041 5.000% 1,350,000 1,440,754
State of Oregon Department of Transportation
Revenue Bonds
Series A
11/15/2038 5.000% 2,000,000 2,160,434
11/15/2039 5.000% 2,145,000 2,304,707
State of Oregon Housing & Community Services Department
(a)
Revenue Bonds
Series R (Mandatory Put 01/01/2029)
01/10/2048 4.000% 1,000,000 1,010,788
Total 13,455,067
Pennsylvania 4.3%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Series A
05/15/2032 5.000% 1,050,000 1,056,376
05/15/2047 5.000% 1,630,000 1,596,719
Revenue Bonds
Series C
05/15/2042 5.000% 1,655,000 1,656,074
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Series A
10/01/2037 5.000% 1,250,000 1,258,616
Commonwealth Financing Authority
Revenue Bonds
06/01/2029 5.000% 1,500,000 1,554,179
06/01/2032 5.000% 1,000,000 1,032,071
06/01/2033 5.000% 1,250,000 1,288,501
06/01/2034 5.000% 1,000,000 1,029,341

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
06/01/2035 5.000% 1,000,000 1,027,763
Cumberland County Municipal Authority
Refunding Revenue Bonds
01/01/2027 5.000% 975,000 975,899
01/01/2028 5.000% 1,470,000 1,471,205
Delaware River Joint Toll Bridge Commission
Revenue Bonds
07/01/2033 5.000% 2,250,000 2,287,037
Series A
07/01/2039 5.000% 1,825,000 1,999,054
Delaware River Port Authority
Revenue Bonds
Series A
01/01/2036 5.000% 2,000,000 2,078,255
Geisinger Authority
Refunding Revenue Bonds
Series A-2
02/15/2039 5.000% 2,500,000 2,515,595
Lancaster County Hospital Authority
Revenue Bonds
Series A
06/15/2044 5.000% 1,000,000 933,223
Montgomery County Higher Education & Health Authority
Refunding Revenue Bonds
09/01/2044 4.000% 1,000,000 892,553
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
11/15/2036 5.000% 4,315,000 4,320,178
Series A
12/01/2038 5.000% 1,000,000 1,006,826
Northampton County General Purpose Authority
Refunding Revenue Bonds
Series A
08/15/2026 5.000% 3,770,000 3,772,258
Pennsylvania Economic Development Financing Authority
Revenue Bonds
AMT
06/30/2039 5.500% 5,690,000 6,008,384
Pennsylvania Higher Education Assistance Agency
Revenue Bonds
Series 1A
AMT
06/01/2033 5.000% 2,050,000 2,160,780
Series 1-A
AMT
06/01/2035 5.000% 1,750,000 1,838,640
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Series A
02/15/2035 5.000% 4,190,000 4,723,646
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2017-3
12/01/2037 4.000% 2,975,000 2,930,038
Series FIRST
06/01/2032 5.000% 1,000,000 1,099,177
Revenue Bonds
Series A-1
12/01/2037 5.000% 1,250,000 1,272,947
Series A-2
12/01/2036 5.000% 2,500,000 2,585,028
Series B-1
06/01/2042 5.000% 5,450,000 5,491,375
Philadelphia Housing Authority
Revenue Bonds
Series A
03/01/2036 5.000% 2,265,000 2,429,321
Total 64,291,059
South Carolina 1.8%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series A
05/01/2036 5.000% 7,000,000 7,153,387
04/01/2038 5.000% 2,000,000 2,001,244
11/01/2042 5.250% 1,125,000 1,213,997
Series A
AMT
04/01/2033 3.950% 1,765,000 1,775,869
Revenue Bonds
05/01/2028 5.000% 1,505,000 1,505,074
04/01/2038 5.000% 930,000 951,171
Series A
11/01/2041 5.250% 2,500,000 2,661,842
South Carolina Public Service Authority
Refunding Revenue Bonds
Series A
12/01/2030 5.000% 2,700,000 2,702,408
Series B
12/01/2032 5.000% 3,265,000 3,282,585
Revenue Bonds
Series A
12/01/2042 5.000% 1,250,000 1,326,035

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2043 5.000% 1,640,000 1,741,285
Total 26,314,897
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
09/01/2029 5.000% 1,700,000 1,728,250
09/01/2030 5.000% 2,250,000 2,284,686
Total 4,012,936
Tennessee 1.5%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
10/01/2029 5.000% 1,000,000 1,000,153
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Series A
01/01/2042 5.000% 5,815,000 5,830,626
Metropolitan Government of Nashville & Davidson County Electric
Revenue
Revenue Bonds
Series A
05/15/2041 5.000% 2,000,000 2,144,187
05/15/2042 5.000% 2,250,000 2,405,278
Metropolitan Nashville Airport Authority
Revenue Bonds
Series B
AMT
07/01/2044 5.000% 2,000,000 2,027,693
Tennessee Energy Acquisition Corp.
(a)
Revenue Bonds
Series A (Mandatory Put 11/01/2031)
05/01/2052 5.000% 4,000,000 4,166,725
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Series A
12/01/2035 5.000% 4,700,000 4,879,665
Total 22,454,327
Texas 7.3%
Austin Independent School District
General Obligation Unlimited
08/01/2039 5.000% 2,000,000 2,130,226
08/01/2040 5.000% 3,000,000 3,179,749
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
07/15/2033 5.000% 1,000,000 1,008,987
Bexar County Hospital District
Refunding General Obligation Limited
02/15/2034 5.000% 1,000,000 1,024,162
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
02/15/2038 5.000% 1,250,000 1,271,806
Board of Regents of the University of Texas System
Revenue Bonds
Series A
08/15/2030 5.000% 2,600,000 2,801,607
Central Texas Turnpike System
Refunding Revenue Bonds
Series C
08/15/2040 5.000% 1,000,000 1,055,642
City of Austin Electric Utility Revenue
Refunding Revenue Bonds
11/15/2040 5.000% 5,000,000 5,290,009
City of Garland Electric Utility System Revenue
Refunding Revenue Bonds
03/01/2037 5.000% 1,700,000 1,747,004
City of Houston Airport System Revenue
Refunding Revenue Bonds
Series A (AG)
AMT
07/01/2040 5.250% 3,780,000 3,998,729
Series B
07/01/2030 5.000% 1,375,000 1,425,429
Series D
07/01/2035 5.000% 2,500,000 2,575,494
Revenue Bonds
Series B
AMT
07/15/2033 5.250% 5,000,000 5,314,433
City of Houston Combined Utility System Revenue
Refunding Revenue Bonds
Series A
11/15/2037 5.000% 2,000,000 2,171,161
Series B
11/15/2034 5.000% 5,000,000 5,023,367
City of San Antonio Electric & Gas Systems Revenue
Revenue Bonds
Series A
02/01/2043 5.250% 2,000,000 2,143,225
Grand Parkway Transportation Corp.
(a)
Revenue Bonds
Series B
10/01/2030 5.050% 1,000,000 1,043,463
Houston Higher Education Finance Corp.
Revenue Bonds
05/15/2034 5.000% 10,000,000 11,121,183
Lower Colorado River Authority
Refunding Revenue Bonds
05/15/2043 5.000% 4,000,000 4,211,742

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Mission Economic Development Corp.
(a)
Revenue Bonds
AMT
12/01/2064 5.000% 3,800,000 3,921,357
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Series A
07/01/2030 5.000% 7,800,000 7,607,517
Series A-1
07/01/2036 4.000% 2,250,000 2,171,250
North Texas Tollway Authority
(f)
Refunding Revenue Bonds
Series D (AG)
01/01/2036 0.000% 10,000,000 6,959,189
North Texas Tollway Authority
Refunding Revenue Bonds
Series A
01/01/2034 5.000% 1,000,000 1,006,928
01/01/2048 5.000% 5,000,000 5,043,060
Plano Independent School District
General Obligation Unlimited
02/15/2038 5.000% 1,400,000 1,492,377
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
11/15/2037 5.000% 2,175,000 2,185,010
05/15/2045 5.000% 5,145,000 5,013,230
11/15/2046 5.000% 1,250,000 1,202,284
Revenue Bonds
Series B
11/15/2046 5.000% 2,000,000 1,923,654
Texas Municipal Gas Acquisition & Supply Corp. VI
(c)
Revenue Bonds
Series A
03/01/2037 5.250% 2,000,000 2,102,700
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
01/01/2036 5.000% 5,000,000 5,151,522
Texas Transportation Commission State Highway 249 System
(f)
Revenue Bonds
Series A
08/01/2038 0.000% 550,000 317,203
Texas Water Development Board
Revenue Bonds
Series B
10/15/2038 5.000% 3,000,000 3,077,914
Total 107,712,613
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Utah 0.5%
City of Salt Lake City Airport Revenue
Revenue Bonds
Series A
AMT
07/01/2038 5.250% 1,450,000 1,551,799
Series B
07/01/2032 5.000% 1,000,000 1,016,154
07/01/2033 5.000% 1,000,000 1,015,533
Intermountain Power Agency
Revenue Bonds
Series A
07/01/2037 5.000% 1,000,000 1,069,850
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series A-1
03/01/2045 5.875% 3,000,000 3,123,643
Total 7,776,979
Vermont 1.0%
University of Vermont & State Agricultural College
Refunding Revenue Bonds
Series A
10/01/2039 5.000% 3,925,000 4,272,288
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
Series A
12/01/2033 5.000% 10,000,000 10,006,480
Total 14,278,768
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
10/01/2037 5.000% 1,000,000 1,009,272
Washington 2.7%
City of Seattle Municipal Light & Power Revenue
Refunding Revenue Bonds
10/01/2042 5.000% 6,245,000 6,703,011
City of Tacoma Electric System Revenue
Refunding Revenue Bonds
Series B
01/01/2038 5.000% 500,000 543,030
Energy Northwest
Refunding Revenue Bonds
Series A
07/01/2038 5.000% 5,500,000 5,962,164
07/01/2039 5.000% 4,000,000 4,270,708
07/01/2043 5.000% 4,000,000 4,291,859

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
FYI Properties
Refunding Revenue Bonds
06/01/2031 5.000% 5,000,000 5,176,539
King County Public Hospital District No. 1
Refunding General Obligation Limited
12/01/2031 5.000% 4,000,000 4,019,089
Port of Seattle
Refunding Revenue Bonds
Series B
AMT
07/01/2040 5.250% 5,000,000 5,338,757
Revenue Bonds
AMT
04/01/2044 4.000% 1,000,000 915,281
University of Washington
Revenue Bonds
Series A
04/01/2038 5.000% 500,000 545,947
Washington State Housing Finance Commission
(b)
Refunding Revenue Bonds
01/01/2029 5.000% 840,000 847,625
01/01/2038 5.000% 2,000,000 1,978,312
Total 40,592,322
West Virginia 0.7%
West Virginia Economic Development Authority
(a)
Revenue Bonds
AMT
04/15/2055 4.625% 3,450,000 3,518,220
West Virginia Economic Development Authority
(a),(b)
Refunding Revenue Bonds
AMT
01/01/2055 5.450% 750,000 808,773
West Virginia Hospital Finance Authority
Revenue Bonds
Series A
06/01/2042 5.000% 3,665,000 3,689,759
West Virginia University
(f)
Revenue Bonds
Series A (AMBAC)
04/01/2030 0.000% 3,460,000 3,012,186
Total 11,028,938
Wisconsin 1.4%
Public Finance Authority
Refunding Revenue Bonds
07/01/2037 5.000% 820,000 819,971
07/01/2047 5.000% 1,000,000 931,269
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
01/01/2046 4.000% 2,000,000 1,685,801
Revenue Bonds
Series A
11/15/2041 5.000% 250,000 254,282
Public Finance Authority
(b)
Refunding Revenue Bonds
06/15/2036 5.000% 3,250,000 3,261,491
Series A
05/15/2037 5.250% 1,000,000 1,003,588
Revenue Bonds
Series A
07/15/2046 5.000% 850,000 816,278
Public Finance Authority
(b),(c)
Refunding Revenue Bonds
Series A
AMT
06/01/2041 5.000% 1,000,000 967,961
Public Finance Authority
(g)
Refunding Revenue Bonds
Series B
11/15/2029 5.000% 2,500,000 2,646,784
11/15/2030 5.000% 1,620,000 1,736,080
Wisconsin Center District
Refunding Revenue Bonds
12/15/2027 5.250% 845,000 860,963
Wisconsin Center District
(f)
Revenue Bonds
Series A
12/15/2033 0.000% 2,200,000 1,635,504
12/15/2034 0.000% 6,665,000 4,714,366
Total 21,334,338
Total Municipal Bonds
(Cost $ 1,482,229,409 ) 1,466,544,395
1 1
Issuer . Yield
. Principal
Amount ($)
.
Value ($)
Variable Rate Demand Notes 0 .7%
New York 0.7%
City of New York
(a)
General Obligation Unlimited
Series A-5
08/01/2044
3.050% 1,500,000 1,500,000
Series I-2
03/01/2040
3.050% 1,000,000 1,000,000
New York City Municipal Water Finance Authority
(a)
Revenue Bonds
06/15/2043
3.050% 2,645,000 2,645,000

Portfolio of Investments
(continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund | 2026

Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer . Yield
. Principal
Amount ($)
.
Value ($)
Variable Rate Demand Notes (continued)
Series AA-1
06/15/2050
3.050% 2,600,000 2,600,000
New York City Transitional Finance Authority Future Tax Secured
Revenue
(a)
Revenue Bonds
Series E-4
02/01/2045
3.050% 2,000,000 2,000,000
Total 9,745,000
Total Variable Rate Demand Notes
(Cost $ 9,745,000 ) 9,745,000
1 1
. Shares
.
Value ($)
Money Market Funds 0 .3%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(i)
3,755,308 3,755,684
1 1 1
Total Money Market Funds
(Cost $ 3,755,684 ) 3,755,684
Total Investments in Securities
(Cost $ 1,495,730,093 ) 1,480,045,079
Other Assets & Liabilities, Net 4,756,875
Net Assets 1,484,801,954
(a) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $48,828,774, which represents 3.29% of total net assets.
(c) Represents a security purchased on a when-issued basis.
(d) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.
(e) Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(f) Zero coupon bond.
(g) Escrowed to maturity.
(h) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United
States. At July 31, 2026, the total value of these securities amounted to $2,313,174, which represents less than 0.01%.
(i) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMBAC American Municipal Bond Assurance Corporation
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
HUD U.S. Department of Housing and Urban Development
NPFG National Public Finance Guarantee Corporation
SCH BD GTY School Bond Guaranty
SD CRED
PROG School District Credit Enhancement Program
ST AID
WITHHLDG State Aid Withholding

3QT167_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.